UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_|  adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 1210
          New York, New York  10020

13F File Number: 028-04687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040


Signature, Place and Date of Signing:

/s/ Cathaleen Lindsay              New York, NY                August 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       72

Form 13F Information Table Value Total:   $131,299
                                         (thousands)


List of Other Included Managers: None


                                         FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN 2          COLUMN 3    COLUMN 4        COLUMN 5      COLUMN 6    COLUMN 7     COLUMN 8

                                                            VALUE     SHS OR   SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MGRS     SOLE  SHARED  NONE
--------------                --------------    -----       --------  -------  ---  ----  ----------  ----     ----  ------  ----
3M CO                         COM               88579Y101     331       4,189                                      0           4,189
AT&T INC                      COM               00206R102     355      14,689                                      0          14,689
AFLAC INC                     COM               001055102   7,968     186,743                                 87,024          99,719
AMAZON COM INC                COM               023135106   3,395      31,075                                  5,900          25,175
ANADARKO PETE CORP            COM               032511107   3,068      85,000                                 17,600          67,400
APPLE INC                     COM               037833100   9,366      37,235                                 14,710          22,525
AQUA AMERICA INC              COM               03836W103     530      30,000                                 30,000               0
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH    03938L104   1,274      47,600                                 27,050          20,550
ARCHER DANIELS MIDLAND CO     COM               039483102   1,751      67,803                                 52,492          15,311
BAKER HUGHES INC              COM               057224107   3,030      72,891                                 47,025          25,866
BHP BILLITON LTD              SPONSORED ADR     088606108   2,120      34,200                                  7,450          26,750
BJS WHOLESALE CLUB INC        COM               05548J106   1,571      42,457                                 21,703          20,754
CARNIVAL CORP                 PAIRED CTF        143658300     378      12,500                                  8,000           4,500
CELGENE CORP                  COM               151020104   3,834      75,440                                 29,050          46,390
CHUBB CORP                    COM               171232101     958      19,150                                 15,500           3,650
CHURCH & DWIGHT INC           COM               171340102     459       7,326                                    400           6,926
COCA COLA CO                  COM               191216100     322       6,422                                  5,629             793
CORNING INC                   COM               219350105     359      22,220                                 20,000           2,220
CTRIP COM INTL LTD            AMERICAN DEP SHS  22943F100   3,363      89,550                                 19,800          69,750
DELL INC                      COM               24702R101   1,811     150,151                                 36,500         113,651
DIAGEO P L C                  SPON ADR NEW      25243Q205     205       3,266                                  1,900           1,366
DISH NETWORK CORP             CL A              25470M109     364      20,042                                 20,000              42
DISNEY WALT CO                COM DISNEY        254687106     703      22,316                                 13,100           9,216
DU PONT E I DE NEMOURS & CO   COM               263534109     219       6,324                                      0           6,324
ERICSSON L M TEL CO           ADR B SEK 10      294821608     927      84,140                                 39,310          44,830
ETFS PLATINUM TR              SH BEN INT        26922V101     763       5,000                                  1,150           3,850
EXXON MOBIL CORP              COM               30231G102   2,213      38,769                                      0          38,769
FREEPORT-MCMORAN COPPER & GO  COM               35671D857   4,701      79,500                                 30,250          49,250
GENERAL ELECTRIC CO           COM               369604103   1,235      85,646                                 28,450          57,196
GOLDMAN SACHS GROUP INC       COM               38141G104   3,676      28,000                                  6,150          21,850
GOOGLE INC                    CL A              38259P508   3,293       7,400                                  1,625           5,775
HALLIBURTON CO                COM               406216101     854      34,800                                 24,650          10,150
HOSPIRA INC                   COM               441060100     221       3,844                                  3,844               0
HUMAN GENOME SCIENCES INC     COM               444903108   2,266     100,000                                 24,300          75,700
IMAX CORP                     COM               45245E109   3,829     262,250                                 60,300         201,950
IMPAX LABORATORIES INC        COM               45256B101     385      20,191                                      0          20,191
INFORMATICA CORP              COM               45666Q102   2,507     105,000                                 26,000          79,000
INTEL CORP                    COM               458140100   3,679     189,165                                 70,400         118,765
INTERNATIONAL BUSINESS MACHS  COM               459200101   1,588      12,860                                 10,100           2,760
ISHARES INC                   MSCI AUSTRALIA    464286103   2,864     150,900                                 36,650         114,250
ISHARES INC                   MSCI HONG KONG    464286871   1,477     100,000                                 22,250          77,750
ISHARES TR INDEX              RUSSELL 2000      464287655   1,173      19,200                                 11,400           7,800
JPMORGAN CHASE & CO           COM               46625H100   1,401      38,263                                 30,000           8,263
KIMCO REALTY CORP             COM               49446R109   3,149     234,320                                 47,050         187,270
LOCKHEED MARTIN CORP          COM               539830109   1,173      15,750                                  3,500          12,250
MARKET LEADER INC             COM               57056R103      25      12,471                                 12,471               0
MEDCO HEALTH SOLUTIONS INC    COM               58405U102     466       8,468                                  3,856           4,612
MERCK & CO INC NEW            COM               58933Y105     589      16,831                                  8,000           8,831
MICROSOFT CORP                COM               594918104   3,489     151,609                                 66,200          85,409
MOTOROLA INC                  COM               620076109     283      43,415                                 14,700          28,715
NETAPP INC                    COM               64110D104   4,043     108,350                                 15,850          92,500
NEWS CORP                     CL B              65248E203     277      20,000                                 20,000               0
PEABODY ENERGY CORP           COM               704549104   1,957      50,000                                 14,900          35,100
PEPSICO INC                   COM               713448108   1,228      20,153                                 15,900           4,253
PFIZER INC                    COM               717081103     288      20,211                                      0          20,211
PITNEY BOWES INC              COM               724479100     201       9,133                                  9,000             133
PROCTER & GAMBLE CO           COM               742718109     421       7,017                                  2,000           5,017
PROSHARES TR                  PSHS ULT S&P 500  74347R107     805      25,001                                  5,800          19,201
PROSHARES TR                  PSHS ULTSHT FINL  74347R628   3,055     130,800                                 74,050          56,750
QUALCOMM INC                  COM               747525103     779      23,735                                 20,000           3,735
ROYAL BK CDA MONTREAL QUE     COM               780087102     346       7,232                                  7,232               0
ROYAL DUTCH SHELL PLC         SPONS ADR A       780259206   2,543      50,643                                 21,000          29,643
SANDISK CORP                  COM               80004C101   2,634      62,600                                 21,400          41,200
SAPIENT CORP                  COM               803062108   1,429     140,900                                 26,850         114,050
SCHLUMBERGER LTD              COM               806857108   1,945      35,140                                 16,500          18,640
SPDR GOLD TRUST               GOLD SHS          78463V107     837       6,875                                  4,100           2,775
TELEFONICA S A                SPONSORED ADR     879382208   1,535      27,639                                 15,121          12,518
TOOTSIE ROLL INDS INC         COM               890516107     507      21,428                                  9,910          11,518
UNILEVER N V                  N Y SHS NEW       904784709   3,044     111,405                                 35,220          76,185
UNITED TECHNOLOGIES CORP      COM               913017109   1,072      16,513                                 16,000             513
VIRGIN MEDIA INC              COM               92769L101   2,927     175,400                                 40,250         135,150
WESTERN DIGITAL CORP          COM               958102105   3,468     115,000                                 24,350          90,650

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